Capital Lease Obligations (Details Textual)	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)
Capital Lease Obligations (Textual)
Accrued interest in connection with capital lease obligations	$ 76,854	$ 66,388
Interest expenses on capital lease obligations	11,746	123,478
Total lease obligation	4,804,770	4,091,143
Lease obligations for ten waste hauling trucks expired May 2015 [Member]
Capital Lease Obligations (Textual)
Lease payment							$ 29,450	¥ 195,676
Lease obligations for ten waste hauling trucks expired June 2015 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 28,858	$ 14,848	¥ 195,676	¥ 100,676	$ 15,152	¥ 100,676
Capital lease obligations, expiration date	Jun. 30, 2015
Percentage of interest on capital lease obligations	16.80%		16.80%
Lease obligations for an excavator expiring in May 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 4,787		¥ 32,462
Capital lease obligations, expiration date	May 31, 2016
Percentage of interest on capital lease obligations	8.80%		8.80%
Capital lease obligations, outstanding	$ 30,617		¥ 207,602
Capital lease penalty fee, percentge	0.30%		0.30%
Lease obligations for thirty waste hauling trucks expiring in July 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 80,236		¥ 544,050
Capital lease obligations, expiration date	Jul. 31, 2016
Percentage of interest on capital lease obligations	15.60%		15.60%
Capital lease obligations, outstanding	$ 482,499		¥ 3,271,632
Capital lease penalty fee, percentge	0.10%		0.10%
Lease obligation for a loader expired in April 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 2,375		¥ 16,101
Capital lease obligations, expiration date	Apr. 30, 2016
Percentage of interest on capital lease obligations	8.30%		8.30%
Capital lease obligations, outstanding	$ 41,560		¥ 281,803
Capital lease penalty fee, percentge	0.30%		0.30%
Lease obligation for a loader expired in April 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 2,367		¥ 16,053
Capital lease obligations, expiration date	Apr. 30, 2016
Percentage of interest on capital lease obligations	8.30%		8.30%
Capital lease obligations, outstanding	$ 41,437		¥ 280,971
Capital lease penalty fee, percentge	0.30%		0.30%
Lease obligation for an excavator expiring in October 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 6,914		¥ 46,870
Capital lease obligations, expiration date	Oct. 31, 2016
Percentage of interest on capital lease obligations	8.70%		8.70%
Capital lease obligations, outstanding	$ 103,908		¥ 704,559
Capital lease penalty fee, percentge	0.30%		0.30%
Lease obligation for an excavator expiring in October 2016 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 4,787		¥ 32,462
Capital lease obligations, expiration date	Oct. 31, 2016
Percentage of interest on capital lease obligations	8.70%		8.70%
Capital lease obligations, outstanding	$ 71,967		¥ 487,982
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 4,787		¥ 32,462
Capital lease obligations, expiration date	Jul. 01, 2017
Percentage of interest on capital lease obligations	9.593%		9.593%
Total lease obligation	$ 149,092		¥ 1,010,928
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 4,787		¥ 32,462
Capital lease obligations, expiration date	Jul. 01, 2017
Percentage of interest on capital lease obligations	9.593%		9.593%
Total lease obligation	$ 149,092		¥ 1,010,928
Lease obligation for a loader commenced on August 1, 2015 expiring on January 1, 2017 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 2,353		¥ 15,958,000
Capital lease obligations, expiration date	Jan. 01, 2017
Percentage of interest on capital lease obligations	9.525%		9.525%
Total lease obligation	$ 58,220		¥ 394,764
Capital lease obligations, outstanding	12,036		81,614
Lease obligation for a loader commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Lease Obligations (Textual)
Lease payment	$ 2,311		¥ 15,673
Capital lease obligations, expiration date	Jul. 01, 2017
Percentage of interest on capital lease obligations	9.525%		9.525%
Total lease obligation	$ 57,180		¥ 387,714
Capital lease obligations, outstanding	$ 11,821		¥ 80,156